Segmentation of key figures (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Net sales to third parties	$ 51,900	$ 49,109	$ 48,518
Net sales (in % of total net sales)	100.00%	100.00%	100.00%
Total of selected non-current assets	$ 98,061	$ 93,581
Selected non-current assets (in % of total selected non-current assets)	100.00%	100.00%
Switzerland
Disclosure of operating segments [line items]
Net sales to third parties	$ 852	$ 836	$ 830
Net sales (in % of total net sales)	2.00%	2.00%	2.00%
Total of selected non-current assets	$ 41,972	$ 43,920
Selected non-current assets (in % of total selected non-current assets)	43.00%	47.00%
US
Disclosure of operating segments [line items]
Net sales to third parties	$ 17,560	$ 16,935	$ 17,117
Net sales (in % of total net sales)	34.00%	34.00%	35.00%
Total of selected non-current assets	$ 39,082	$ 28,476
Selected non-current assets (in % of total selected non-current assets)	40.00%	30.00%
UK
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,261	$ 1,160	$ 1,182
Net sales (in % of total net sales)	2.00%	2.00%	2.00%
Total of selected non-current assets	$ 758	$ 7,957
Selected non-current assets (in % of total selected non-current assets)	1.00%	9.00%
Germany
Disclosure of operating segments [line items]
Net sales to third parties	$ 4,184	$ 3,690	$ 3,634
Net sales (in % of total net sales)	8.00%	8.00%	7.00%
Total of selected non-current assets	$ 3,124	$ 3,128
Selected non-current assets (in % of total selected non-current assets)	3.00%	3.00%
France
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,705	$ 2,490	$ 2,390
Net sales (in % of total net sales)	5.00%	5.00%	5.00%
Total of selected non-current assets	$ 3,976	$ 284
Selected non-current assets (in % of total selected non-current assets)	4.00%
Japan
Disclosure of operating segments [line items]
Net sales to third parties	$ 3,169	$ 3,177	$ 3,267
Net sales (in % of total net sales)	6.00%	6.00%	7.00%
Total of selected non-current assets	$ 144	$ 148
Other
Disclosure of operating segments [line items]
Net sales to third parties	$ 22,169	$ 20,821	$ 20,098
Net sales (in % of total net sales)	43.00%	43.00%	42.00%
Total of selected non-current assets	$ 9,005	$ 9,668
Selected non-current assets (in % of total selected non-current assets)	9.00%	11.00%